Revenue Recognition - Contract Balances (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue Recognition
Contract assets	$ 8.5	$ 8.3
Contract liabilities	54.4	$ 55.0
Revenue recognized	14.6
Contract liabilities increase due to cash received	3.5
Contract assets reclassified into accounts receivable	10.1
Contract modifications adjustment	$ 1.3